Summary of Significant Accounting Policies - Capitalized Software, Advertising, Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Useful life of capitalized software	5 years
Advertising costs	$ 345	$ 609
Impairment charges on long lived assets	$ 0	$ 0